Related parties	12 Months Ended
Dec. 31, 2021
Related parties
Related parties

25.        Related parties

(i)	Shareholders

As of December 31, 2021 and 2020, no shareholder holds more than 20% of the voting rights.

(ii)	Transactions with key management personnel

The compensation of managing directors and other key management personnel comprised of the following:

	2021	2020	2019
Short-term employee benefits	3,633	2,936	2,598
Termination benefits	0	0	264
Share-based payments	5,235	1,848	1,738
	8,868	4,784	4,600

Remuneration of Affimed’s managing directors comprises fixed and variable components and share-based payment awards. In addition, the managing directors receive supplementary benefits such as fringe benefits and allowances. In the case of an early termination, the managing directors receive a severance.

Compensation for other key management personnel comprises fixed and variable components and share-based payment awards.

The supervisory directors of Affimed N.V. received compensation for their services on the supervisory board of €392 (2020: €364; 2019: €382). In 2021, the Group recognized expenses for share-based payments for supervisory board members of €847 (2020: €293, 2019: €243).

The following table provides the total amounts of outstanding balances for supervisory board compensation and expense reimbursement related to key management personnel:

	Outstanding balances
	December 31,	December 31,
	2021	2020
Adi Hoess	5	2
Thomas Hecht	19	16
Mathieu Simon	8	7
Ferdinand Verdonck [1]	(1)	10
Ulrich Grau	16	14
Bernhard Ehmer	20	15
Harry Welten	10	8
Annalisa Jenkins	9	8
Uta Kemmerich-Keil	19	0

[1] left the Supervisory Board in June 2021.